Lord Abbett TRUST I

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 1, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Trust I (the “Registrant”) 1933 Act File No. 333-60304 1940 Act File No. 811-10371

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned hereby certifies that:

1.	the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on April 29, 2020; and

2.	the text of Post-Effective Amendment No. 41, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on April 29, 2020.

Sincerely,

/s/ Pamela P. Chen

Pamela P. Chen

Vice President and Assistant Secretary

Lord Abbett Funds